General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 249	$ 204
Administrative and Other	342	297
Stock-Based Compensation Expense (Recovery) (Note 32)	97	373
Other Incentive Benefits Expense (Recovery)	0	(9)
General and Administrative Expenses	$ 688	$ 865